Annual Total Returns- PIMCO Global Managed Asset Allocation Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Global Managed Asset Allocation Portfolio - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.68%)	4.86%	(0.05%)	4.20%	14.24%	(5.32%)	17.23%	17.01%